Consolidated Statements of Financial Position - EUR (€) € in Thousands	Sep. 30, 2023	Dec. 31, 2022
Non-current assets [abstract]
Intangible assets	€ 4,495	€ 4,828
Property, plant and equipment	125,535	129,095
Investment in associate	8,116	22,932
Other receivables	2,142	1,920
Marketable securities	0	7,492
Total non-current assets	140,288	166,267
Current assets
Inventories	189,132	130,673
Trade receivables	26,794	11,910
Income tax receivables	1,644	883
Other receivables	21,595	12,833
Prepayments	38,327	31,717
Marketable securities	14,165	290,688
Cash and cash equivalents	441,268	444,767
Total current assets	732,925	923,471
Total assets	873,213	1,089,738
Equity
Share capital	7,742	7,675
Distributable equity	(81,175)	255,673
Total equity	(73,433)	263,348
Non-current liabilities
Borrowings	549,483	387,555
Lease liabilities	90,103	95,401
Derivative liabilities	93,353	157,950
Contract liabilities	949	14,213
Total non-current liabilities	733,888	655,119
Current liabilities
Borrowings	11,824	11,630
Lease liabilities	14,433	13,791
Contract liabilities	4,030	0
Trade payables and accrued expenses	121,552	101,032
Other liabilities	33,660	31,989
Income tax payables	6,478	5,490
Provisions	20,781	7,339
Total current liabilities	212,758	171,271
Total liabilities	946,646	826,390
Total equity and liabilities	€ 873,213	€ 1,089,738